Notes to consolidated cash flow statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2023
Notes To Consolidated Cash Flow Statement [Line Items]
Share based payments related to long-term incentives granted			€ 16,290
Business combinations	€ 13,301	€ 5,891	16,507
Business combinations	5,859	4,561	3,488
Gross carrying amount
Notes To Consolidated Cash Flow Statement [Line Items]
Additions	141,995	€ 137,781	148,299
Business combinations	€ 20,599
CGU Thom Browne Korea Ltd.
Notes To Consolidated Cash Flow Statement [Line Items]
Deferred consideration				€ 18,583
Costs related to the business combination | ZEGNA
Notes To Consolidated Cash Flow Statement [Line Items]
Share issue related cost			114,963
Costs related to the business combination | IIAC
Notes To Consolidated Cash Flow Statement [Line Items]
Share issue related cost			€ 37,906
Stock issued during period (in shares)			5,031,250